Debt and Financing Costs - Summary of Carrying Amounts and Estimated Fair Values (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	$ 8,561	$ 8,330
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount	8,719	8,717
Notes and Debentures [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	8,561	8,330
Notes and Debentures [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount	8,719	8,717
Commercial Paper [Member] | Commercial Paper and Committed Bank Facilities [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	0	0
Commercial Paper [Member] | Commercial Paper and Committed Bank Facilities [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount	$ 0	$ 0